SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                -----------------

                      DWS RREEF Real Estate Securities Fund



Effective   October  1,  2006,  the  following   revises  the  section  entitled
"Understanding Distributions and Taxes"

DWS RREEF Real Estate Securities Fund intends to pay quarterly distributions of substantially all of its income.






               Please Retain This Supplement for Future Reference




                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group





September 22, 2006
st-RREEF